                                                         RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS


                     PROSPECTUS SUPPLEMENT -- DEC. 11, 2006
RiverSource Absolute Return Currency and Income Fund -- Prospectus (6/2/06)         S-6502-99 A

Effective Dec. 11, 2006 the following changes will be implemented for Class
Y: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

This Supplement also describes Class W. The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. Upon the effective date of implementing the changes for Class Y all references to Class Y throughout the Fund's prospectus are omitted.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE
Class W is new as of the date of this supplement, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time.

Past performance for Class W for the period prior to the beginning of operations for that class may be calculated based on the performance of Class A. The blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in higher performance for classes with higher operating expenses than those of the class with which they are blended, and lower performance for classes with lower operating expenses than those of the class with which they are blended.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                                             CLASS R4(a)    CLASS W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                             None         None
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)    None         None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:         R4(a)               W
Management fees                                      0.89%             0.89%
Distribution (12b-1) fees                            0.00%             0.25%
Other expenses(b)                                    0.73%             0.63%
Total                                                1.62%             1.77%
Fee waiver/expense reimbursement                     0.31%             0.20%
Net expenses(c)                                      1.31%             1.57%

(a)  In September 2006, with respect to Class Y, the Board approved renaming
     Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) For Class W, other expenses are based on estimated amounts for the current fiscal year. For Class R4, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.31% for Class R4, and 1.57% for Class W.

--------------------------------------------------------------------------------
S-6502-9 C (12/06)

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                1 YEAR            3 YEARS          5 YEARS          10 YEARS
Class R4         $133              $481             $853             $1,901
Class W          $160              $538             $942             $2,073

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R4 or Class W shares at net asset value. These share classes do not have an initial sales charge or CDSC on redemption and do not convert to any other class of shares. Class W shares pay an annual distribution and shareholder servicing (12b-1) fee. Because this fee is paid out of the Fund's assets on an ongoing basis, over time the fee will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges. Investments in Class R4 and Class W are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS
Class R shares are available to the following investors:
o    Qualified employee benefit plans.
o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.
o Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.
o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class W shares are available to the following investors:
o Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made outside of a discretionary managed account.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The distribution and shareholder servicing fees for Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the Fund, up to 0.25% of the average daily net assets of Class W shares sold and held through them. The distributor begins to pay the fees to financial institutions immediately after purchase. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor.

Class R4 pays an annual plan administration services fee of 0.25% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R4 and Class W shares only through the distributor or an authorized financial institution. Generally you may exchange your Class R4 and Class W shares only for shares of the same class of another RiverSource fund.

MINIMUM INVESTMENT AND ACCOUNT BALANCE
                                                  CLASS W
INITIAL INVESTMENT                                 $500
-----------------------------------------------------------
ADDITIONAL INVESTMENT                              None
-----------------------------------------------------------
ACCOUNT BALANCE                                    $500
-----------------------------------------------------------

--------------------------------------------------------------------------------
                                   -- 2 --

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

References to the Class Y shareholder servicing plan are omitted.

The following information replaces the "Affiliated Funds of Funds" paragraph in the "Additional Management Information" section:

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated products could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

--------------------------------------------------------------------------------
                                     -- 3 --

                                                         RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS


                   PROSPECTUS SUPPLEMENT -- DEC. 11, 2006
RiverSource Emerging Markets Bond Fund -- Prospectus (2/6/06)          S-6398-99 A

Effective Dec. 11, 2006 the following changes will be implemented for Class
Y: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

This Supplement also describes Class W. The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. Upon the effective date of implementing the changes for Class Y all references to Class Y throughout the Fund's prospectus are omitted.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE
Class W is new as of the date of this supplement, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time.

Past performance for Class W for the period prior to the beginning of operations for that class may be calculated based on the performance of Class
A. The blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in higher performance for classes with higher operating expenses than those of the class with which they are blended, and lower performance for classes with lower operating expenses than those of the class with which they are blended.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                                             CLASS R4(a)   CLASS W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                             None        None
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)    None        None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:         R4(a)               W
Management fees                                      0.72%             0.72%
Distribution (12b-1) fees                            0.00%             0.25%
Other expenses(b)                                    1.07%             0.97%
Total                                                1.79%             1.94%
Fee waiver/expense reimbursement                     0.50%             0.49%
Net expenses(c)                                      1.29%             1.45%

(a)  In September 2006, with respect to Class Y, the Board approved renaming
     Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) For Class W, other expenses are based on estimated amounts for the current fiscal year. For Class R4, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.29% for Class R4 and 1.45% for Class W.

--------------------------------------------------------------------------------
S-6398-9 C (12/06)

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                 1 YEAR            3 YEARS          5 YEARS          10 YEARS
Class R4          $131              $515            $  924            $2,069
Class W           $148              $562            $1,003            $2,230

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R4 or Class W shares at net asset value. These share classes do not have an initial sales charge or CDSC on redemption and do not convert to any other class of shares. Class W shares pay an annual distribution and shareholder servicing (12b-1) fee. Because this fee is paid out of the Fund's assets on an on going basis, over time the fee will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges. Investments in Class R4 and Class W are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS
Class R shares are available to the following investors:
o    Qualified employee benefit plans.
o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.
o Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.
o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class W shares are available to the following investors:
o Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made outside of a discretionary managed account.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The distribution and shareholder servicing fees for Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the Fund, up to 0.25% of the average daily net assets of Class W shares sold and held through them. The distributor begins to pay the fees to financial institutions immediately after purchase. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor.

Class R4 pays an annual plan administration services fee of 0.25% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R4 and Class W shares only through the distributor or an authorized financial institution. Generally you may exchange your Class R4 and Class W shares only for shares of the same class of another RiverSource fund.

MINIMUM INVESTMENT AND ACCOUNT BALANCE
                                                  CLASS W
INITIAL INVESTMENT                                 $500
-----------------------------------------------------------
ADDITIONAL INVESTMENT                              None
-----------------------------------------------------------
ACCOUNT BALANCE                                    $500
-----------------------------------------------------------

--------------------------------------------------------------------------------
                                   -- 2 --

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

References to the Class Y shareholder servicing plan are omitted.

The following information replaces the "Affiliated Funds of Funds" paragraph in the "Additional Management Information" section:

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated products could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

--------------------------------------------------------------------------------
                                   -- 3 --

                                                         RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS


                   PROSPECTUS SUPPLEMENT -- DEC. 11, 2006
RiverSource Emerging Markets Fund -- Prospectus (12/30/05)         S-6354-99 P

Effective Dec. 11, 2006 the following changes will be implemented for Class
Y: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. Upon the effective date of implementing the changes for Class Y all references to Class Y throughout the Fund's prospectus are omitted.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                                               CLASS R4(a)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              None
----------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     None
----------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                      R4(a)
Management fees(b)                                                                                                1.11%
Distribution (12b-1) fees                                                                                         0.00%
Other expenses(c)                                                                                                 0.54%
Total(d)                                                                                                          1.65%

(a)  In September 2006, with respect to Class Y, the Board approved renaming
     Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.02% for the most recent fiscal year.
     The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper
     Emerging Markets Funds Index. See "Fund Management and Compensation" for more information.
(c) For Class R4, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.64% for Class R4.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                 1 YEAR           3 YEARS           5 YEARS         10 YEARS
Class R4          $168             $521              $898            $1,960

--------------------------------------------------------------------------------
S-6354-9 C (12/06)

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R4 shares at net asset value. This share class does not have an initial sales charge or CDSC on redemption and does not convert to any other class of shares. Investments in Class R4 are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS
Class R4 shares are available to the following investors:
o    Qualified employee benefit plans.
o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.
o Non-qulified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.
o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

Class R4 pays an annual plan administration services fee of 0.25% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R4 shares only through the distributor or an authorized financial institution. Generally you may exchange your Class R4 shares only for shares of the same class of another RiverSource fund.

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

References to the Class Y shareholder servicing plan are omitted.

The following information replaces the "Affiliated Funds of Funds" paragraph in the "Additional Management Information" section:

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated products could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

--------------------------------------------------------------------------------
                                   -- 2 --

                                                         RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS


                   PROSPECTUS SUPPLEMENT -- DEC. 11, 2006
RiverSource Global Bond Fund -- Prospectus (12/30/05)             S-6309-99 AA

Effective Dec. 11, 2006 the following changes will be implemented for Class
Y: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

This Supplement also describes Class W. The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. Upon the effective date of implementing the changes for Class Y all references to Class Y throughout the Fund's prospectus are omitted.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE
Class W is new as of the date of this supplement, and therefore performance information is not shown. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time.

Past performance for Class W for the period prior to the beginning of operations for that class may be calculated based on the performance of Class A. The blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in higher performance for classes with higher operating expenses than those of the class with which they are blended, and lower performance for classes with lower operating expenses than those of the class with which they are blended.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                                             CLASS R4(a)   CLASS W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                             None        None
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)    None        None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:         R4(a)               W
Management fees                                      0.71%             0.71%
Distribution (12b-1) fees                            0.00%             0.25%
Other expenses(b)                                    0.48%             0.38%
Total                                                1.19%             1.34%
Fee waiver/expense reimbursement                     0.11%             0.08%
Net expenses(c)                                      1.08%             1.26%

(a)  In September 2006, with respect to Class Y, the Board approved renaming
     Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) For Class W, other expenses are based on estimated amounts for the current fiscal year. For Class R4, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.08% for Class R4 and 1.26% for Class W.

--------------------------------------------------------------------------------
S-6309-9 C (12/06)

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

               1 YEAR            3 YEARS          5 YEARS          10 YEARS
Class R4        $110              $367             $645             $1,438
Class W         $128              $417             $727             $1,611

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R4 or Class W shares at net asset value. These share classes do not have an initial sales charge or CDSC on redemption and do not convert to any other class of shares. Class W shares pay an annual distribution and shareholder servicing (12b-1) fee. Because this fee is paid out of the Fund's assets on an on going basis, over time the fee will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges. Investments in Class R4 and Class W are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS
Class R shares are available to the following investors:
o    Qualified employee benefit plans.
o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.
o Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.
o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class W shares are available to the following investors:
o Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made outside of a discretionary managed account.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The distribution and shareholder servicing fees for Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the Fund, up to 0.25% of the average daily net assets of Class W shares sold and held through them. The distributor begins to pay the fees to financial institutions immediately after purchase. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor.

Class R4 pays an annual plan administration services fee of 0.25% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R4 and Class W shares only through the distributor or an authorized financial institution. Generally you may exchange your Class R4 and Class W shares only for shares of the same class of another RiverSource fund.

MINIMUM INVESTMENT AND ACCOUNT BALANCE
                                                  CLASS W
INITIAL INVESTMENT                                 $500
-----------------------------------------------------------
ADDITIONAL INVESTMENT                              None
-----------------------------------------------------------
ACCOUNT BALANCE                                    $500
-----------------------------------------------------------


--------------------------------------------------------------------------------
                                   -- 2 --

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

References to the Class Y shareholder servicing plan are omitted.

The following information replaces the "Affiliated Funds of Funds" paragraph in the "Additional Management Information" section:

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated products could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

--------------------------------------------------------------------------------
                                   -- 3 --

                                                         RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS


                   PROSPECTUS SUPPLEMENT -- DEC. 11, 2006
RiverSource Global Equity Fund -- Prospectus (12/30/05*)          S-6334-99 AA

Effective Dec. 11, 2006 the following changes will be implemented for Class
Y: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

This Supplement also describes the following additional classes of shares:
Class R2, Class R3, Class R5 and Class W. The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. Upon the effective date of implementing the changes for Class Y all references to Class Y throughout the Fund's prospectus are omitted.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE
Class R2, Class R3, Class R5 and Class W are new as of the date of this supplement, and therefore performance information is not shown. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time.

Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. Past performance for Class R3 and Class W for the period prior to the beginning of operations for that class may be calculated based on the performance of Class A. Past performance for Class R5 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class R4. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in higher performance for classes with higher operating expenses than those of the class with which they are blended, and lower performance for classes with lower operating expenses than those of the class with which they are blended.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     ALL CLASS Rs    CLASS W
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)                            None          None
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                  None          None
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S-6334-9 C (12/06)
*    Amended as of June 16, 2006.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:        R2               R3              R4(a)             R5                W
Management fees(b)                                 0.86%            0.86%            0.86%            0.86%            0.86%
Distribution (12b-1) fees                          0.50%            0.25%            0.00%            0.00%            0.25%
Other expenses(c)                                  0.46%            0.46%            0.46%            0.21%            0.36%
Total                                              1.82%            1.57%            1.32%(d)         1.07%            1.47%

(a)  In September 2006, with respect to Class Y, the Board approved renaming
     Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.08% for the most recent fiscal year.
     The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper
     Global Funds Index. See "Fund Management and Compensation" for more information.
(c) For Class R2, Class R3, Class R5 and Class W, other expenses are based on estimated amounts for the current fiscal year. For Class R4, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.27% for Class R4.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                   1 YEAR           3 YEARS           5 YEARS        10 YEARS
Class R2            $185             $573              $986           $2,142
Class R3            $160             $496              $856           $1,872
Class R4            $134             $419              $724           $1,595
Class R5            $109             $341              $591           $1,310
Class W             $150             $465              $804           $1,762

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R2, Class R3, Class R4, Class R5 or Class W shares at net asset value. These share classes do not have an initial sales charge or CDSC on redemption and do not convert to any other class of shares. Class R2, Class R3 and Class W shares pay an annual distribution and shareholder servicing (12b-1) fee. Because this fee is paid out of the Fund's assets on an ongoing basis, over time the fee will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges. Investments in Class R2, Class R3, Class R4, Class R5 and Class W are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS
Class R shares are available to the following investors:
o    Qualified employee benefit plans.
o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.
o Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.
o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class W shares are available to the following investors:
o Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made outside of a discretionary managed account.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

--------------------------------------------------------------------------------
                                   -- 2 --

The distribution and shareholder servicing fees for Class R2, Class R3 and Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the Fund, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them, and up to 0.25% of the average daily net assets, respectively, of Class R3 and Class W shares sold and held through them. The distributor begins to pay the fees to financial institutions immediately after purchase. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor.

In addition, Class R2, Class R3 and Class R4 pay an annual plan administration services fee of 0.25% from assets attributable to the respective class for the provision of various administrative, recordkeeping, communication or educational services.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R2, Class R3, Class R4, Class R5 and Class W shares only through the distributor or an authorized financial institution. Generally you may exchange your Class R2, Class R3, Class R4, Class R5 and Class W shares only for shares of the same class of another RiverSource fund.

MINIMUM INVESTMENT AND ACCOUNT BALANCE
                                                                       CLASS W
INITIAL INVESTMENT                                                      $500
------------------------------------------------------------------------------
ADDITIONAL INVESTMENT                                                   None
------------------------------------------------------------------------------
ACCOUNT BALANCE                                                         $500
------------------------------------------------------------------------------

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

References to the Class Y shareholder servicing plan are omitted.

The following information replaces the "Affiliated Funds of Funds" paragraph in the "Additional Management Information" section:

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated products could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

--------------------------------------------------------------------------------
                                   -- 3 --

                                                         RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS


                   PROSPECTUS SUPPLEMENT -- DEC. 11, 2006
RiverSource Global Technology Fund -- Prospectus (12/30/05)         S-6395-99 K

Effective Dec. 11, 2006 the following changes will be implemented for Class
Y: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. Upon the effective date of implementing the changes for Class Y all references to Class Y throughout the Fund's prospectus are omitted.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees. The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                                               CLASS R4(a)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              None
----------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     None
----------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                      R4(a)
Management fees(b)                                                                                                0.79%
Distribution (12b-1) fees                                                                                         0.00%
Other expenses(c)                                                                                                 0.52%
Total(d)                                                                                                          1.31%

(a)  In September 2006, with respect to Class Y, the Board approved renaming
     Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.07% for the most recent fiscal year.
     The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper
     Science and Technology Funds Index. See "Fund Management and
     Compensation" for more information.
(c) For Class R4, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.41% for Class R4.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                1 YEAR            3 YEARS          5 YEARS          10 YEARS
Class R4         $133              $415             $719             $1,584

--------------------------------------------------------------------------------
S-6395-9 C (12/06)

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R4 shares at net asset value. This share class does not have an initial sales charge or CDSC on redemption and does not convert to any other class of shares. Investments in Class R4 are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS
Class R4 shares are available to the following investors:
o    Qualified employee benefit plans.
o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.
o Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.
o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

Class R4 pays an annual plan administration services fee of 0.25% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R4 shares only through the distributor or an authorized financial institution. Generally you may exchange your Class R4 shares only for shares of the same class of another RiverSource fund.

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

References to the Class Y shareholder servicing plan are omitted.

The following information replaces the "Affiliated Funds of Funds" paragraph in the "Additional Management Information" section:

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated products could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

--------------------------------------------------------------------------------
                                   -- 2 --